Principles of consolidation	12 Months Ended
Dec. 31, 2019
Principles of consolidation
Principles of consolidation

4      Principles of consolidation

(a)      Subsidiaries

Subsidiaries include all entities over which the Company has control. The Company controls an entity when it (i) has the power over the entity; (ii) is exposed, or has the right, to variable returns from its involvement with the entity; and (iii) has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company, except when the predecessor basis of accounting is applied. Subsidiaries are deconsolidated from the date that control ceases.

When the Company has less than a majority of the voting rights of an investee, it considers that it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally.

Inter-company transactions, balances and unrealized gains on transactions between companies in the consolidated group are eliminated.  Unrealized losses are also eliminated unless the transaction indicates impairment of the transferred asset.

Accounting policies of subsidiaries are consistent with the policies adopted by the Consolidated group.

Non-controlling interests in the equity and results of subsidiaries are shown separately in the consolidated balance sheet, income statement, statement of comprehensive income and statement of changes in shareholders’ equity.

(b)       Joint operations

The Company recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held assets or incurred liabilities and revenues and expenses. These have been included in the consolidated financial statements under the appropriate headings.

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

Transactions, balances and unrealized gains and losses between consolidated entities are eliminated.

The main entities included in the consolidated financial statements are:

	Percentage of shares
	2019	2018	Headquarter	Activities
Subsidiaries
L.D.O.S.P.E. Geração de Energia e Participações Ltda. - L.D.O.S.P.E."	100.00	100.00	Brazil	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda. - "L.D.Q.S.P.E."	100.00	100.00	Brazil	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda. - "L.D.R.S.P.E."	100.00	100.00	Brazil	Energy
Mineração Dardanelos Ltda.	100.00	70.00	Brazil	Mining projects
Nexa Recursos Minerais S.A. - "NEXA BR"	100.00	100.00	Brazil	Mining / Smelting
Mineração Santa Maria Ltda.	99.99	99.99	Brazil	Mining projects
Pollarix S.A. (i)	33.33	33.33	Brazil	Holding and others
Karmin Holding Ltda.	100.00	—	Brazil	Holding and others
Mineração Rio Aripuaña Ltda.	100.00	—	Brazil	Holding and others
Votorantim Metals Canada Inc.	100.00	100.00	Canada	Holding and others
Rayrock Antofagasta S.A.C	99.99	99.99	Chile	Holding and others
Cia. Magistral S.A.C	100.00	100.00	Peru	Mining projects
Nexa Resources El Porvenir S.A.C.	99.99	99.99	Peru	Mining
Minera Pampa de Cobre S.A.C	99.99	99.99	Peru	Mining
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"	99.99	99.99	Peru	Smelting
Inversiones Garza Azul S.A.C	99.75	99.75	Peru	Holding and others
Nexa Resources Perú S.A.A. - "NEXA PERU"	80.23	80.23	Peru	Mining
Nexa Resources Atacocha S.A.A. - "NEXA ATACOCHA"	66.62	66.62	Peru	Mining
Minera Bongará S.A.	61.00	61.00	Peru	Mining projects
Nexa Resources UK Ltd. - "NEXA UK"	100.00	100.00	United Kingdom	Mining
Votorantim US. Inc.	100.00	100.00	United States	Holding and others
Joint-operation
Campos Novos Energia S.A. - "Enercan"	20.98	20.98	Brazil	Energy
Cia. Minera Shalipayco S.A.C	75.00	75.00	Peru	Mining projects

(i)Pollarix is the energy holding company and sells energy to the Company’s Brazilian operating subsidiaries at market prices. NEXA BR owns all the common shares of Pollarix, which represents 33.33% of its total share capital. The remaining shares are preferred shares with limited voting rights, which are owned by NEXA’s controlling shareholder, VSA.

(c)        Transactions with non-controlling interests

Transactions with non-controlling interests that do not result in a loss of control are accounted within shareholders' equity as transactions with equity owners of the consolidated group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in additional paid in capital within shareholders' equity.

(d)        Foreign currency translation

(i)         Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The Company’s consolidated financial statements are presented in US Dollars ("USD"), which is NEXA’s functional and reporting currency.

(ii)        Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the end of each reporting period are recognized in the income statement. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

(iii)       Consolidated entities

The results of operations and financial position of consolidated entities that have a functional currency different from the reporting currency are translated into the reporting currency as follows:

•	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
•

Income and expenses for each income statement and statement of comprehensive income are translated at average exchange rates which is a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates; and

•	All resulting exchange differences are recognized in other comprehensive income and accumulated in a separate component of shareholders’ equity.